Note 14 - Warrants (Details) - Warrants Outstanding and Exercisable (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Jul. 31, 2013	Mar. 31, 2013	Nov. 30, 2012	Feb. 01, 2011
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)			$ 2.55	$ 2.10
Number Outstanding	5,879,300	6,360,300			7,286,000
Shares Issuable Upon Exercise	2,291,075		375,000
Series A Common Share Purchase Warrant [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 2.50					$ 2.50
Number Outstanding	3,285,000	3,670,000
Expiry	February 1, 2016
Shares Issuable Upon Exercise	1,642,500
March 2013 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 2.10
Number Outstanding	1,724,300	1,724,300
Expiry	March 22, 2018
Shares Issuable Upon Exercise	431,075
July 2013 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 2.55
Number Outstanding	870,000	870,000
Expiry	July 31, 2018
Shares Issuable Upon Exercise	217,500